Expense Example - FidelityDefinedMaturityFunds-AIComboPRO - FidelityDefinedMaturityFunds-AIComboPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2022 USD ($)
Fidelity Advisor Municipal Income 2025 Fund - Class A
Expense Example:
1 year	$ 340
3 years	477
5 years	627
10 years	1,063
Fidelity Advisor Municipal Income 2025 Fund - Class I
Expense Example:
1 year	41
3 years	128
5 years	224
10 years	$ 505